U.S. Securities and Exchange Commission
Washington, D.C.  20549
FORM N-23C-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3 (17CFR 270.23c-3)
1.  Investment Company Act File Number
    811-09553
    Date of Notification: August 23, 2002
2.  Exact name of investment company as
specified in registration statement:

NUVEEN FLOATING RATE FUND

3.  Address of principal executive office:
     333 West Wacker Drive, Chicago, IL 60606

4.  Check one of the following:

    A.  [X]  The notification pertains to a
              periodic repurchase offer under
              paragraph (b) of rule 23c-3.
    B.  [ ]  The notification pertains to a
              discretionary repurchase offer
              under paragraph (c) of rule 23c-3.
    C.  [ ]  The notification pertains to a
              periodic repurchase offer under
              paragraph (b) of rule 23c-3 and a
              discretionary repurchase offer under
              paragraph (c) of rule 23c-3.




BY  /s/ Gifford R. Zimmerman
        Vice President and  Secretary
        NUVEEN FLOATING RATE FUND
        (1-800-257-8787)

NUVEEN FLOATING RATE FUND
REPURCHASE REQUEST FORM

* This form must be RECEIVED in proper order by September 13, 2002 if you wish to redeem or exchange your shares of the Nuveen Floating Rate Fund. You may withdraw or modify your repurchase request at any time prior to
4:00 p.m., Eastern time on September 13, 2002.

* IF YOU HAVE ANY QUESTIONS REGARDING THIS FORM, PLEASE CALL
NUVEEN AT (800)-257-8787 BETWEEN 8:30 AM AND 6:00 PM CST.

* MAIL COMPLETED FORM WITH ANY CERTIFICATES TO:
NUVEEN INVESTOR SERVICES
P.O. BOX 660086
DALLAS, TX 75266-0086
NAME AND ADDRESS OF REGISTERED SHAREHOLDER(S):

	Registered Shareholder: 	____________________________________________________

	Street Address:		__________________________

	City, State and Zip Code:	______________________________________________

Account Number:		____________________________________

Social Security Number:	____________________________________

Daytime Telephone Number:	______________________________________________________
Please provide a phone number where we can reach you if
we have any questions about your request.

Section I.  SHARE REDEMPTION


I/We request that Nuveen Floating Rate Fund repurchase my/our fund shares at their net asset value on the Repurchase
Pricing Date as follows:

___ Partial Repurchase  -	Please repurchase
______________ shares from my/our
Class ____ account.

___ Full Repurchase     -	Please repurchase all shares
from my/our
Class ____ account.

___ Dollar Amount       -	Please repurchase enough shares
from my/our
Class ____ account to net $_______________.

PLEASE NOTE: If you hold your shares in certificate form, YOU MUST INCLUDE YOUR ENDORSED CERTIFICATES
WITH THIS REQUEST in order for the fund
to accept your repurchase request. Please list each certificate below:

Certificate Number(s)		Issue Date			Number of shares

_________________		_______________		__________________
________________		_______________		________________

An early withdrawal charge of up to 3% and 1% may be imposed on Class B and Class C shares, respectively.
Please refer to the fund's prospectus
for additional information.

NOTE: If you are requesting the Fund repurchase more than $50,000, you must obtain a signature guarantee for all shareholders of record.

SECTION II           SHARE EXCHANGE

If you wish to exchange Nuveen Floating Rate Fund shares for shares of a Nuveen mutual fund, please complete
Section I as well as this section.

___ I/We request that Nuveen exchange the shares redeemed in Section I above for the same class of shares of the

	Nuveen ___________________________________________Fund.
		(By electing this option,
you certify that you have received a current prospectus for this fund.)

SECTION III           PAYMENT AND DELIVERY INSTRUCTIONS


The check will be issued in the name of the registered shareholder(s) and mailed to the address of record.
If you would like alternate payment
and/or delivery, please provide instructions here:

Alternate Instructions:	________________________________

			__________________________________

			_________________________________
Note: If you completed the above section, you must obtain a signature guarantee from all shareholders of record.




Please complete the section below if you wish to wire redemption proceeds to your bank account.

Bank Name: 	___________________________________________

Street Address:	_____________________________________

City, State and Zip Code:	_____________________________________________

Telephone Number:	_____________________________________

Bank Account Number:	_______________________________

Account Type  (check one)
____ 	Checking account (Please attach a voided check)
____ 	Savings account (Please attach a personalized deposit slip)
Note: If the names on your bank account do not exactly match your mutual fund account registration, you must obtain a signature guarantee from all shareholders of record.

SECTION IV          SIGNATURE



PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

Your signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

* If the shares are held by two or more
* joint holders,  ALL MUST SIGN.

If the shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.

If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

Signature(s) of owner(s) exactly as registered:	_________________________

	________________________________

Date:	__________________
	_________________________________________


If (i) you requested the fund repurchase shares worth more than $50,000;
(ii) you specified alternate payment or delivery instructions;
(iii) you requested that redemption proceeds be wired to a bank account where the registration doesn't match your mutual fund account; or (iv) your account has had an address change within 60 days of the Repurchase Request Deadline, then SIGNATURES MUST BE GUARANTEED by a member firm of a regional or national securities exchange or of the National Association of Securities Dealers, Inc.; a commercial bank or trust company having an office, branch, or agency in the United States; or other Eligible Guarantor Institution as defined in Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934.

FORM 08-02

NUVEEN FLOATING RATE FUND
REPURCHASE REQUEST FORM

This form must be RECEIVED in proper order by September 13, 2002 if you wish to redeem or exchange your shares of the Nuveen Floating Rate Fund. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m., Eastern time on September 13, 2002.

IF YOU HAVE ANY QUESTIONS REGARDING THIS FORM, PLEASE CALL
NUVEEN AT (800)-257-8787 BETWEEN 8:30 AM AND 6:00 PM CST.

MAIL COMPLETED FORM WITH ANY CERTIFICATES TO:
NUVEEN INVESTOR SERVICES
P.O. BOX 660086
DALLAS, TX 75266-0086

NAME OF REGISTERED SHAREHOLDER(S):


Personalized




ACCOUNT NUMBER:



DAYTIME TELEPHONE:	_________________________________________________________
Please provide a phone number where we can reach you if we have any questions about your request.

SECTION I          SHARE REDEMPTION


I/We request that Nuveen Floating Rate Fund repurchase my/our fund shares at their net asset value on the Repurchase Pricing Date as follows:

___ Partial Repurchase  -	Please repurchase ______________
shares from my/our Class ____ account.

___ Full Repurchase     -	Please repurchase all
shares from my/our Class ____ account.

___ Dollar Amount       -	Please repurchase enough
shares from my/our Class ____ account to net $_______________.

PLEASE NOTE: If you hold your shares in certificate form, YOU MUST INCLUDE YOUR ENDORSED CERTIFICATES
WITH THIS REQUEST in order for the fund to accept your repurchase request. Please list each certificate below:

Certificate Number(s)		Issue Date			Number of shares

_______________		______________		________________

________________		_____________		_______________
An early withdrawal charge of up to 3% and 1% may be imposed on Class B and
Class C shares, respectively. Please refer to the fund's prospectus for additional information.

NOTE: If you are requesting the Fund repurchase more than $50,000, you must obtain a signature guarantee for all shareholders of record.

SECTION II SHARE EXCHANGE


If you wish to exchange Nuveen Floating Rate Fund shares f or shares of a Nuveen mutual fund, please complete Section I as well as this section.

___ I/We request that Nuveen exchange the shares redeemed in
Section I above
for the same class of shares of the
	Nuveen
__________________________________________________Fund.
		(By electing this option, you certify that you have received a current prospectus for this fund.)

SECTION III  PAYMENT AND DELIVERY INSTRUCTIONS



A. The check will be issued in the name of the
B. registered shareholder(s)
and mailed to the address of record. If you would like alternate payment and/or delivery, please provide instructions here:

Alternate Instructions:	____________________________________
			_______________________________________

Note: If you completed the above section, you must obtain a signature guarantee from all shareholders of record.





Please complete the section below if you wish to wire redemption proceeds to your bank account.

Bank Name: 	________________________________________________________

Street Address:	________________________________________

City, State and Zip Code:	______________________________

Telephone Number:	________________________________________

Bank Account Number:	___________________________________
Account Type  (check one)
____ 	Checking account (Please attach a voided check)
____ 	Savings account (Please attach a personalized deposit slip)




SECTION IV    SIGNATURE
Note: If the names on your bank account do not exactly match your mutual fund account registration, you must obtain a signature guarantee from all shareholders of record.


PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

Your signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

* If the shares are held by two or more joint holders,
* ALL MUST SIGN.

If the shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.

If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact,

officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

Signature(s) of owner(s) exactly as registered:	_________

	____________________________________

Date:	__________________	______________________

If (i) you requested the fund repurchase shares worth more than $50,000; (ii) you specified alternate payment or delivery instructions;
(iii) you requested that redemption proceeds be wired to a bank account where the registration doesn't match your mutual fund account; or (iv) your account has had an address change within 60 days of the Repurchase Request
Deadline, then SIGNATURES MUST BE GUARANTEED by a member firm of a regional or national securities exchange or of the National Association of Securities Dealers, Inc.;
a commercial bank or trust company having an office, branch, or agency in the United States;
or other Eligible Guarantor Institution as defined in Rule 17Ad-15(a)(2)
under the Securities Exchange Act of 1934.

REG-FORM 08-02






August 19, 2002


Dear Nuveen Investor:

As a Nuveen Floating Rate Fund shareholder, you are entitled once a quarter to redeem shares or exchange shares for a Nuveen mutual fund. We want to notify you of the next upcoming opportunity to do so if you wish. Please disregard this notice unless you wish to redeem or exchange fund shares.

Between August 23 and September 13, 2002, you are entitled to request that the fund redeem shares you own or exchange them for the same share class of a Nuveen mutual fund. If you wish to do so, you may use one of the following two ways to submit your request:

	Through A Financial Advisor.   You may submit
your request through your financial advisor, who can handle all the details for you. Your financial advisor may charge you a fee for this service.

	By Mail.   You may submit your request by mail by
completing the enclosed Repurchase Request Form and mailing it along with any outstanding share certificates to the address listed on the form.

The fund must receive your request in proper order no later than September 13, 2002 in order to honor it, and your request will receive a trade date and be executed at the fund's closing net asset value on September 13, 2002. You do not need to take any action if you do not wish to redeem or exchange fund shares.

ALL REQUESTS TO REDEEM OR EXCHANGE SHARES
MUST BE RECEIVED IN GOOD ORDER BY 4:00 P.M. EASTERN
TIME ON FRIDAY, SEPTEMBER 13, 2002.

If you have questions about redeeming or exchanging fund shares, please contact your financial advisor, call Nuveen at (
800) 257-8787 or refer to the
enclosed Repurchase Offer which describes the process in greater detail.

Thank you for your continued confidence in Nuveen.


Sincerely,

Nuveen Investments

REG-LET 08-02

August 19, 2002


Dear Investor:

As a Nuveen Floating Rate Fund shareholder, you are entitled once a quarter to redeem shares or exchange shares for a Nuveen mutual fund.
We want to notify you of the next upcoming opportunity to do so if you wish. Please disregard this notice unless you wish to redeem or exchange fund shares.

Between August 23 and September 13, 2002, you are entitled to request that the fund redeem shares you own or exchange them for the same share class of a Nuveen mutual fund. If you wish to do so, please contact your financial advisor who can process your request for you. The fund must receive your request in proper order no later than September 13, 2002 in order to honor it, and your request will receive a trade date and be executed at the fund's closing net asset value on September 13, 2002.
Your financial advisor may charge you a fee for this service. You do not need to take any action if you do not wish to redeem or exchange fund shares.

ALL REQUESTS TO REDEEM OR EXCHANGE SHARES
MUST BE RECEIVED IN GOOD ORDER BY 4:00 P.M. EASTERN
TIME ON
FRIDAY, SEPTEMBER 13, 2002.

If you have questions about redeeming or exchanging fund shares, please contact your financial advisor or refer to the enclosed Repurchase Offer which describes the process in greater detail.



Sincerely,


Nuveen Investments



LET 08-02





NUVEEN FLOATING RATE FUND
COMMENCEMENT OF REPURCHASE OFFER



To: Selling Firms

In order to provide shareholders with liquidity, we are pleased to announce the Nuveen Floating Rate Fund's quarterly Repurchase Offer.

The Fund is offering to repurchase up to eighteen percent (18%) of it's outstanding shares at net asset value on September 13, 2002. The offering period will commence on August 23, 2002.
The repurchase offer expires as of 4:00 p.m. Eastern time on September
13, 2002. An "Early Withdrawal Charge" (EWC), may be imposed on Class B and C shares accepted for repurchase, that have been held less than the designated holding period. In addition, shareholders may exchange their shares for the same share class of a Nuveen mutual fund at this time.

Terms and conditions of the offer are contained in the attached Repurchase Offer and related Repurchase Offer Form, dated August 23, 2002.

Selling firms may tender account positions via NSCC FundSERV, alternatively, registered shareholders may tender by completing and returning the Repurchase Offer Form by 4:00 p.m. Eastern time, September 13, 2002.
Copies are available upon request by calling the Nuveen Distribution Partner Services Department at 888-917-3292.


Please direct any questions regarding repurchases
(tenders/redemptions) or exchanges to
the following areas:
Nuveen Distribution Partner Services: 888-917-3292
Chase Global Fund Services - Nuveen Dealer Services 888-296-1170



MEMO 08-02



August 19, 2002


Dear Investment Professional:

This letter is to advise you of a tender offer (also known as a repurchase offer) for the Nuveen Floating Rate Fund.
As you know, your clients are
entitled once a quarter to redeem or exchange shares of the fund. No action is necessary unless one or more of your clients wish to redeem or exchange fund shares.

Between August 23 and September 13, 2002, your client is entitled to request that the fund redeem shares or exchange them for the same share class of a Nuveen mutual fund. If your client wishes to do so, they must submit their request by mail by completing the Repurchase Request
Form that was mailed to
them on August 19th and returning it along with any outstanding share certificates to the address listed on the form.
We have enclosed a copy of
the Repurchase Request Form sent to your clients for your convenience.

The fund must receive your client's request in proper order no later than September 13, 2002 in order to honor it, and the request will receive a trade date and be executed at the fund's closing net asset value on September 13, 2002. Your clients do not need to take any action if they do not wish to redeem or exchange their shares.

ALL REQUESTS TO REDEEM OR EXCHANGE SHARES
MUST BE RECEIVED IN GOOD ORDER BY 4:00 P.M. EASTERN
TIME FRIDAY, SEPTEMBER 13, 2002.

If you have questions about redeeming or exchanging your clients' fund shares, please contact Nuveen at (800) 253-2356 or refer to the enclosed Repurchase
Offer which describes the process in greater detail.



Sincerely,

Nuveen Investments



ADV-LET 08-02

August 19, 2002

NUVEEN FLOATING RATE FUND
SEPTEMBER 13, 2002 REPURCHASE OFFER


THE OFFER. Nuveen Floating Rate Fund is offering to repurchase up to eighteen percent (18%) of its shares on September 13, 2002, at a price equal to the net asset value on that day less any applicable early withdrawal charge. The terms of this offer are described below and in the fund's prospectus. The purpose of this offer is to provide you with liquidity since the fund is unaware of any secondary market that exists for your investment. The fund has not set any minimum number of shares for its repurchase offer.

2.  NET ASSET VALUE.  The fund's NAV on August 14, 2002 was $9.04 per
Class A share, $9.04 per Class B share, $9.05 per Class C share, and $9.02 per Class R share. Because NAVs can fluctuate, please contact your financial advisor or call Nuveen at 800-257-8787 for the fund's latest NAV.

3. REPURCHASE REQUEST DEADLINE. The fund must receive your request in proper form on or before 4:00 p.m., Eastern time, on September 13, 2002. You may withdraw or modify your repurchase request at any time prior to that time.

4. REPURCHASE PRICING DATE. The fund will redeem shares at each share class' NAV on September 13, 2002.

5. PAYMENT FOR SHARES REPURCHASED. The fund will send redemption proceeds to you no later than 7 days after the Repurchase Pricing Date.

6.  INCREASE IN NUMBER OF SHARES REPURCHASED: PRO RATA
REPURCHASE.  If share repurchase requests exceed the number of shares in the fund's offering, the fund may (but is not obligated to) increase the number of shares in its repurchase offer by up to two percent (2%).  If share repurchase requests exceed the number of shares in the fund's expanded offer, the fund is required to repurchase tendered shares on a pro rata basis.
	As a result, there can be no assurance that the fund will be able to fulfill your entire request, even if you tender all shares held in your account.
In this event, you may be unable to liquidate some or all of your investment, and you may have to wait until a later date to tender the shares that the fund was unable to repurchase.  Until then, you would be subject to the risk of net asset value fluctuations.

7. WITHDRAWAL OF SHARES TO BE REPURCHASED. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m., Eastern time, on September 13, 2002.

8. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The fund may suspend or postpone its offer in limited circumstances, and only by vote of a majority of the fund's Board of Trustees, including a majority of the independent trustees. These circumstances are limited and include the following:

(a). if the repurchase would cause the fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
or
(b). if the repurchase would cause shares of the fund that are subject to the repurchase offer that are either listed on a national exchange or quoted on an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association;
(c). for any period during which an emergency exists as a result of which it is not reasonably practicable for the fund to dispose of securities it owns or to determine the value of the fund's net assets;
(d) for any period that the Securities and Exchange Commission permits by order for the protection of shareholders; or
(e) during any period during which the New York Stock Exchange or any market on which Senior Loans are principally traded is closed, or trading on the New York Stock Exchange or such market is restricted.

You will be notified if the fund suspends or postpones the offer, and if the fund resumes its offer.


9. TAX CONSEQUENCES. You should consult your tax advisor regarding the specific tax consequences, including state and local tax consequences, of redeeming shares. Shares tendered pursuant to the fund's offer (including an exchange for shares of a Nuveen mutual fund) will be treated as a taxable sale or exchange of the shares.
Any gain or loss you recognize will be treated as a short-term capital gain or loss if you held your shares less than twelve months, and as a long-term capital gain or loss if you held your shares for more than twelve months.

10. DOCUMENTS IN PROPER FORM. The fund will have the sole discretion to determine all questions as to the validity, form, eligibility (including time of receipt) and acceptance of repurchase requests. The fund reserves the absolute right to reject any or all eligible requests or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the fund's counsel, doing so would be unlawful. The fund also reserves the absolute right to waive any of the offer's conditions or any defect in any repurchase request. The fund's determinations and interpretations of the terms and conditions of the offer shall be final and binding. Unless waived, any defects in a repurchase request must be corrected within a time period set by the fund. A repurchase request will not be considered eligible until any defects have been corrected or waived.



	NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKE ANY
RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A
REPURCHASE REQUEST.  EACH SHAREHOLDER MUST MAKE AN
INDEPENDENT DECISION WHETHER TO TENDER SHARES OR
REQUEST AN EXCHANGE AND, IF SO, HOW MANY SHARES TO
TENDER OR EXCHANGE.

	THE FUND HAS NOT AUTHORIZED ANYONE TO MAKE ANY
RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A
REPURCHASE REQUEST.  THE FUND HAS NOT AUTHORIZED ANYONE
TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS
IN CONNECTION WITH THE OFFER OTHER THAN THOSE IN THIS
DOCUMENT OR IN THE FUND'S PROSPECTUS.

	FOR THE FUND'S LATEST NET ASSET VALUE AND OTHER
INFORMATION, OR FOR A COPY OF THE FUND'S PROSPECTUS,
CONTACT YOUR FINANCIAL ADVISOR OR CALL NUVEEN AT
800-257-8787.



OFFER 08-02